Long-term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Long-term Debt
9. Long-term Debt:

	December 31, 2011	December 31, 2012
Term loans/Credit facilities	$2,279,167	$1,607,500
9.5% Senior Unsecured Notes	500,000	500,000
6.5% Senior Secured Notes	-	800,000
Less: Deferred financing costs	(43,402)	(54,090)
Total debt	2,735,765	2,853,410
Less: Current portion	(210,166)	(169,780)

Long-term portion	$2,525,599	$2,683,630

9.5% Senior Unsecured Notes due 2016

On April 27, 2011, the Company issued $500,000 aggregate principal amount of its 9.5% senior unsecured notes due 2016 (the "Senior Unsecured Notes") offered in a private placement, resulting in net proceeds of approximately $487,500. The Senior Unsecured Notes are unsecured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Senior Unsecured Notes are not guaranteed by any of the Company's subsidiaries. Upon a change of control, which occurs if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the noteholders will have an option to require the Company to purchase all outstanding notes at a redemption price of 100% of the principal amount thereof plus accrued and unpaid interest to the date of purchase. The contractual semi-annual coupon interest rate is 9.5% per year.

6.5% Senior Secured Notes due 2017

On September 20, 2012, the Company's wholly owned subsidiary Drill Rigs Holdings Inc. ("the Issuer"), issued $800,000 aggregate principal amount of 6.50% Senior Secured Notes due 2017 (the "Drill Rigs Senior Notes") offered in a private offering, resulting in net proceeds of approximately $781,965. The Company used a portion of the net proceeds of the notes to repay the full amount outstanding under its $1,040,000 senior secured credit facility as at September 20, 2012. The Drill Rigs Senior Notes are secured obligations and rank senior in right of payment to any future subordinated indebtedness and equally in right of payment to all of its existing and future unsecured senior indebtedness.

The Drill Rigs Senior Notes are fully and unconditionally guaranteed by the Company and certain of its existing and future subsidiaries (collectively, the "Issuer Subsidiary Guarantors" and, together with the Company, the "Guarantors").

Upon a change of control, which occurs if 50% or more of the Company's shares are acquired by any person or group other than DryShips or its affiliates, the Issuer will be required to make an offer to repurchase the Drill Rigs Senior Notes at a price equal to 101% of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of repurchase. On or after October 1, 2015, the issuer may, at its option, redeem all or a portion of the Drill Rigs Senior Notes, at one time or from time to time at 103.25% (from October 1, 2012 to September 30, 2016) or 100% (October 1, 2016 and thereafter) of the principal amount thereof, plus any accrued and unpaid interest thereon to the date of redemption.

The Drill Rigs Senior Notes and the Drill Rigs Senior Notes guarantees are secured, on a first priority basis, by a security interest in the Issuer's two semi-submersible offshore drilling rigs, the Leiv Eiriksson and the Eirik Raude, and certain other assets of the Issuer and the Issuer Subsidiary Guarantors, and by a pledge of the stock of the Issuer and the Issuer Subsidiary Guarantors, subject to certain exceptions. The contractual semi-annual coupon interest rate is 6.5% on the Drill Rigs Senior Notes.

Term bank loans/ Credit facilities

The bank loans are payable in U.S. Dollars in quarterly and semi-annual installments with balloon payments due at maturity between April 2016 and December 2020. Interest rates on the outstanding loans as at December 31, 2012 are based on LIBOR plus a margin, except for an amount of $458,333 from the credit facilities which is based on a fixed rate.

On May 9, 2012, the Company, through its wholly owned subsidiary Drillships Holdings Inc., signed an amendment under its $800,000 secured term loan agreement with Nordea Finland Plc. to, among other things, terminate the guarantee by DryShips and remove the related covenants and cross-acceleration provisions relating to DryShips' indebtedness and the Company's indebtedness under its other credit facilities. As a result of the amendment, a default by DryShips under one of its loan agreements or a default by the Company under one of its other credit facilities and the acceleration of the related debt will not result in a cross-default under the Company's $800,000 secured term loan agreement that would provide the Company's lenders with the right to accelerate the outstanding debt under the loan agreement. In addition, under the terms of the loan agreement, as amended, (i) the Company is permitted to buy back its own common shares; (ii) Drillships Holdings Inc., is able to pay dividends to Ocean Rig UDW as its shareholder; and (iii) the Company is permitted to pay dividends or make any other distributions to its shareholders up to 50% of its net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash in the previous year from the date of the dividend, distribution or buy back of share capital and provide evidence to the lenders through cash flow forecasts that it will maintain such level for the next 12 months. The amendment also provides for a reduction in the amount of minimum free cash required to be maintained by Drillships Holdings Inc. from $75,000 to $50,000. Under the original and the amended agreements, the Company is also required to maintain minimum free cash of $100,000.

On May 14, 2012, the Company signed amendments to its two $495,000 credit facilities with Deutsche Bank Luxembourg SA. as agent (the "Deutsche Bank Credit Facilities") to, among other things, remove the payment guarantee of DryShips, subject to reinstatement as discussed below and remove the financial covenants for DryShips and the cross-default provision relating to DryShips' outstanding indebtedness. As a result of the amendments, a default by DryShips under one of its loan agreements will not result in a cross-default under the Deutsche Bank Credit Facilities that would provide the lenders thereunder with the right to accelerate the Company's outstanding debt. In addition, the amendments removed the automatic prepayment mechanism under the facilities. The Company is also required to increase its debt service reserve account by $57,000 beginning September 2014. Furthermore, under the amended Deutsche Bank Credit Facilities, the Company is permitted to pay dividends, make distributions and effect redemptions or returns of share capital up to 50% of net income, provided it maintains minimum liquidity in an aggregate amount of not less than $200,000 in cash and cash equivalents and restricted cash evidenced through cash flow forecasts for the next 12 months following the date of the dividend, distribution or redemption or return of share capital. Under the terms of the amended Deutsche Bank Credit Facilities, in the event of a breach by the Company of the financial covenants, the unconditional and irrevocable payment guarantees of DryShips will be reinstated; pursuant to which DryShips will be obligated to pay, upon demand by the lenders, any amount outstanding under the loans upon a failure by the Company to pay such amount. In addition, DryShips will be required to indemnify the lenders in respect of any losses they incur in respect of any amounts due under the loans that are not recoverable from DryShips under the guarantees and that the Company fails to pay. The amount payable by DryShips under the guarantees will be limited to $214,000 with respect to the facility for the Ocean Rig Poseidon and $225,000 with respect to the facility for the Ocean Rig Mykonos, in each case plus any other amounts that become payable in connection with the payment of such amount. The guarantees do not include any financial covenants applicable to DryShips or cross-default provisions in relation to DryShips' indebtedness for its drybulk carrier and tanker fleet.

On May 18, 2012, the Company signed an amendment under its $1,040,000 credit facility with DNB Bank ASA as agent, to amend the facility to among other things, replace the cross-acceleration clause relating to DryShips' indebtedness with cross-acceleration clause to the Company's indebtedness under its other credit facilities. In September 2012 , the outstanding balance of the loan has been fully repaid from the proceeds of the offering of Drill Rigs Senior Notes, as discussed above.

The outstanding bank loans are secured by among other things, a first priority mortgage over the Company's operating drillships and drill rigs, corporate guarantee, and a first assignment of all freights, earnings, insurances and requisition compensation. The loan agreements contain covenants, minimum liquidity requirements, maintaining working capital above certain level and restrictions, without the bank's prior consent, as to pay dividends, changes in management and ownership of the vessels, additional indebtedness and mortgaging of vessels, change in the general nature of the Company's business, and maintaining an established place of business in the United States or the United Kingdom.

Total interest and debt amortization cost incurred on long-term debt for the years ended December 31, 2010, 2011 and 2012, amounted to $35,827, $105,283 and $148,763, respectively, of which $35,780, $57,761 and $44,951 respectively, were capitalized as part of the cost of the drillships under construction. Total interest incurred and amortization of debt issuance cost on long-term debt, net of capitalized interest, are included in "Interest and finance costs" in the accompanying consolidated statement of operations.

The Company's weighted average interest rates on the above bank loans and notes were 4.5%, 4.2% and 4.9%, as of December 31, 2010, 2011, and 2012, respectively.

Loan movements for the Company's Senior Unsecured Notes, Drill Rigs Senior Notes, credit facilities and term bank loans throughout 2012, is as follows:

Loan	Loan agreement date	Original Amount	December 31, 2011	New Loans	Repayments	December 31, 2012
Term Bank Loan	April 18, 2011	$800,000	$766,667	-	(66,667)	$700,000
Credit Facility	September 17, 2008	1,040,000	522,500	-	(522,500)	-
Credit Facility	July 18, 2008	1,125,000	990,000	-	(82,500)	907,500
Senior Unsecured Notes	April 27, 2011	500,000	500,000	-	-	500,000
Drill Rigs Senior Notes	September 20, 2012	$800,000	-	800,000	-	800,000
			$2,779,167	$800,000	($671,667)	$2,907,500

The annual principal payments required to be made after December 31, 2012, including balloon payments, totaling $2,907,500 due through December 2020, are as follows:

2013	$176,667
2014	176,667
2015	176,666
2016	1,110,000
2017	910,000
2018 and thereafter	357,500

Total principal payments	2,907,500
Less: Financing fees	(54,090)

Total debt	$2,853,410